Subsequent Events (Details Narrative) - USD ($)	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	May 15, 2020	May 17, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Debt converted into shares			68,093	9,664	8,926
Subsequent Event [Member]
Debt principal amount		$ 114,428
Debt converted into shares	815,500
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Number of restricted shares for common stock		2,666,666